Nuance Concentrated Value Fund
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Consumer Staples# - 25.6%
Beiersdorf AG - ADR	103,829	$2,682,941
Calavo Growers, Inc.	111,781	4,217,497
Cal-Maine Foods, Inc.	61,486	2,840,038
Clorox Co.	71,916	10,893,836
Diageo PLC - ADR	15,550	2,735,867
Henkel AG & Co. KGaA - ADR	1,326,119	23,074,471
Kimberly-Clark Corp.	141,951	18,325,874
Mission Produce, Inc. *	451,425	5,245,559
		70,016,083
Financials - 15.1%
Charles Schwab Corp.	40,844	2,699,788
Chubb Ltd.	17,639	3,605,588
Independent Bank Corp.	46,654	2,810,904
Northern Trust Corp.	158,597	12,706,792
Reinsurance Group of America, Inc.	45,462	6,380,592
TowneBank	81,725	2,066,008
Travelers Companies, Inc.	64,517	11,136,279
		41,405,951
Healthcare - 23.8%
Dentsply Sirona, Inc.	456,022	18,934,033
Globus Medical, Inc. - Class A *	114,242	6,885,365
Medtronic PLC	139,249	12,220,492
Smith & Nephew - ADR	428,841	13,028,190
Universal Health Services, Inc. - Class B	73,248	10,178,542
Zimmer Biomet Holdings, Inc.	28,583	3,948,742
		65,195,364
Industrials - 15.8%
3M Co.	200,716	22,379,834
Knorr-Bremse AG	580,758	10,179,933
Lindsay Corp.	15,744	2,086,552
Mueller Water Products, Inc.- Class A	537,343	8,645,849
		43,292,168
Information Technology - 1.0%
Amphenol Corp. - Class A	32,111	2,835,722
Materials - 1.1%
AptarGroup, Inc.	23,635	2,870,707
Real Estate - 6.0%
Equity Commonwealth	67,438	1,321,111
Healthcare Realty Trust, Inc.	556,095	10,860,535
Healthpeak Properties, Inc.	187,620	4,095,744
		16,277,390
Utilities - 6.6%
California Water Service Group	78,379	4,155,654
Pennon Group PLC	332,894	6,108,605
United Utilities Group PLC - ADR	293,579	7,650,669
		17,914,928
Total Common Stock
(Cost $238,762,155)		259,808,313

SHORT-TERM INVESTMENT - 4.9%
First American Government Obligations Fund, Class X, 5.24%^
(Cost $13,278,715)	13,278,715	13,278,715

Total Investments - 99.9%
(Cost $252,040,870)		273,087,028
Other Assets and Liabilities, Net - 0.1%		316,538
Total Net Assets - 100.0%		$273,403,566

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of July 31, 2023.
ADR -	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as ofJuly 31, 2023:
	Level 1	Level 2	Level 3	Total
Common Stocks	$259,808,313	$-	$-	$259,808,313
Short-Term Investment	13,278,715	-	-	13,278,715
Total Investments	$273,087,028	$-	$-	$273,087,028

Refer to the Schedule of Investments for further information on the classification of investments.